Share-Based Compensation Expense (Details) - Schedule of Additional Information Related to RSUs Activity - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Expense (Details) - Schedule of Additional Information Related to RSUs Activity [Line Items]
Grant date fair value of RSUs	$ 22,916,836	$ 17,993,839